FAIR VALUE MEASUREMENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Investment Income, Net					¥ 4,902,527
Derivative Liabilities Current		12,786,001		26,486,388			$ 1,859,647
Fair Value Adjustment of Warrants		0	0	0	(34,937,341)
Impairment of Long-Lived Assets to be Disposed of		14,548,043	$ 2,115,925		125,524,021
Asset Impairment Charges		¥ 14,548,043		¥ 0	¥ 125,524,021
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount | $							139,000,000
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $							$ 167,000,000	$ 70,000,000
Remaining maturity of foreign currency derivative		12 months	12 months
Loss on derivative		¥ 9,720,182				¥ 370,437
Investment Income, Net	¥ 4,900,000
Interest Rate Cap [Member]
Derivative [Line Items]
Fair Value Adjustment of Warrants		¥ 13,700,387